RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

Tiziana Life Sciences Ltd

Tiziana Life Sciences Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. The Company shares premises and other resources with Tiziana Life Sciences Ltd and there is a shared services agreement in place between the Company and Tiziana Life Sciences Ltd. As at March 31, 2024, the Company had incurred $139,963 (2023: $159,501) worth of costs in relation to this agreement and at March 31, 2024 $297,870 (2023: $184,150) was due to Tiziana Life Sciences Ltd.

Tiziana Life Sciences Ltd also paid other invoices on behalf of the Company. As of March 31, 2024, Tiziana had paid $35,347 worth of costs on behalf of the Group. As of March 31, 2023, Tiziana had paid $433,140 worth of costs on behalf of the Group, of which $230,000 was repaid by the Company in April 2023. As of March 31, 2024, $75,267 is due to Tiziana Life Sciences Ltd.

In August 2022, Tiziana Life Sciences Ltd issued a short-term credit facility to OKYO Pharma for $2m to support short term liquidity. The loan was available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period.

In February 2023, Tiziana Life Sciences Ltd issued an additional short-term credit facility to OKYO Pharma for $0.5m to further support short term liquidity, under the same terms as the loan above. As at March 31, 2023 $488,009 had been drawn down against the loan and $7,902 of interest had been accrued. The total balance due at March 31, 2023 for this loan was $7,902 as the principal of the loan was repaid during March 2023. The principal of $2,000k plus accrued interest of $1,150k were converted into 2,100,000 Ordinary Shares, with no par value, of OKYO Pharma Ltd on October 25.2023.

Directors – (See Note 7 also)

At March 31, 2024, the Company owed John Brancaccio $13,408 for his fees from December 2023 to March 2024.

At March 31, 2024, the Company owed Bernard Denoyer $13,408 for his fees from December 2023 to March 2024.

At March 31, 2024, the Company owed Gary Jacobs $29,167 his fees from February 2024 to March 2024.

At March 31, 2024, the Company owed Willy Simon $13,408 for his fees from December 2023 to March 2024.

At March 31, 2024 the Company owed Gabriele Cerrone $62,850 for his fees from December 2023 to March 2024.